Note 3 - Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, gross	$ 769,345	$ 707,159	$ 659,441
Accumulated depreciation and amortization	(562,490)	(550,221)	(511,700)
Property and equipment, net	206,855	156,938	147,741
Equipment and Furnishings [Member]
Property and equipment, gross	653,740	591,554	543,836
Leasehold Improvements [Member]
Property and equipment, gross	$ 115,605	$ 115,605	$ 115,605